                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-07178
                                                      ---------

                          Colorado Municipals Portfolio
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                  -------------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

COLORADO MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 6.8%
$      1,000   Colorado Educational and Cultural Facilities Authority,
               (Alexander Dawson School), 5.30%, 2/15/29                        $     1,012,760
       1,000   Colorado Springs, (Colorado College), 5.25%, 6/1/24                    1,034,580
-----------------------------------------------------------------------------------------------
                                                                                $     2,047,340
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.8%
$      3,000   Dawson Ridge, Metropolitan District #1,
               Escrowed to Maturity, 0.00%, 10/1/22                             $     1,166,670
-----------------------------------------------------------------------------------------------
                                                                                $     1,166,670
-----------------------------------------------------------------------------------------------

HOSPITAL -- 13.2%
$        350   Aspen Valley, Hospital District, 6.80%, 10/15/24                 $       369,978
         650   Colorado Health Facilities Authority, (Catholic Health
               Initiatives), 5.25%, 9/1/21                                              666,386
         750   Colorado Health Facilities Authority, (Parkview Memorial
               Hospital), 6.125%, 9/1/25                                                778,582
         500   Colorado Health Facilities Authority, (Portercare Adventist
               Health), 6.50%, 11/15/31                                                 541,310
         500   Colorado Health Facilities Authority, (Vail Valley Medical
               Center), 5.80%, 1/15/27                                                  506,285
         400   La Junta, (Arkansas Valley Regional Medical Center),
               6.10%, 4/1/24                                                            401,008
         715   University of Colorado Hospital Authority,
               5.60%, 11/15/25                                                          724,967
-----------------------------------------------------------------------------------------------
                                                                                $     3,988,516
-----------------------------------------------------------------------------------------------

HOUSING -- 9.6%
$        500   Colorado HFA, Multifamily, (AMT), 6.40%, 10/1/27                 $       517,120
       1,000   Denver, Multifamily, (Bank Lofts), (FHA), (AMT),
               6.15%, 12/1/16                                                         1,034,130
         355   Lake Creek, (Affordable Housing Corp.), Multifamily,
               6.25%, 12/1/23                                                           322,965
       1,000   Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25                    1,032,760
-----------------------------------------------------------------------------------------------
                                                                                $     2,906,975
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.5%
$        500   Colorado HFA, (Waste Management, Inc.), (AMT),
               5.70%, 7/1/18                                                    $       508,150
         500   Denver Airport Special Facilities, (United Airlines), (AMT),
               6.875%, 10/1/32                                                          367,500
         750   Puerto Rico Industrial, Medical and Environmental Pollution
               Control Facility Finance Authority, (American Home
               Products), 5.10%, 12/1/18                                                764,497
$        500   Puerto Rico Port Authority, (American Airlines), (AMT),
               6.25%, 6/1/26                                                    $       336,360
-----------------------------------------------------------------------------------------------
                                                                                $     1,976,507
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.3%
$      1,000   University of Colorado, (FGIC), 5.00%, 6/1/27                    $     1,007,670
-----------------------------------------------------------------------------------------------
                                                                                $     1,007,670
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.2%
$        500   Arapahoe County, School District #6, (FGIC),
               5.00%, 12/1/22                                                   $       515,260
       1,000   Arapahoe County, Water and Wastewater, Public
               Improvements District, (MBIA), 5.125%, 12/1/32                         1,012,380
         250   Bowles, Metropolitan District, (FSA), 5.00%, 12/1/33                     250,445
       1,000   Pueblo County, School District #70, (FGIC),
               5.00%, 12/1/19                                                         1,082,060
         200   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                          246,428
-----------------------------------------------------------------------------------------------
                                                                                $     3,106,573
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 5.0%
$        500   Colorado Educational and Cultural Facilities Authority,
               (Student Housing Foundation/University of Colorado),
               (AMBAC), 5.00%, 7/1/27                                           $       503,815
         970   Thornton, SCA Realty Multifamily, (FSA), 7.10%, 1/1/30                   997,461
-----------------------------------------------------------------------------------------------
                                                                                $     1,501,276
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.6%
$        400   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/24(1)(2)                                               $       482,128
-----------------------------------------------------------------------------------------------
                                                                                $       482,128
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.4%
$      1,000   Sand Creek, Metropolitan District, (XLCA),
               5.375%, 12/1/27                                                  $     1,039,970
-----------------------------------------------------------------------------------------------
                                                                                $     1,039,970
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.2%
$      3,500   E-470 Colorado Public Highway Authority, (MBIA),
               0.00%, 9/1/16                                                    $     1,972,845
       1,750   Northwest Parkway Public Highway Authority, (FSA),
               5.25%, 6/15/41                                                         1,770,318
       3,095   Puerto Rico Highway and Transportation Authority, (AMBAC),
               0.00%, 7/1/18                                                          1,673,157

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)
$        250   Puerto Rico Highway and Transportation Authority, (MBIA),
               5.00%, 7/1/36                                                    $       252,363
       1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
               5.50%, 7/1/36(3)                                                       1,073,840
-----------------------------------------------------------------------------------------------
                                                                                $     6,742,523
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.3%
$        425   Logan County, Industrial Development, (TLC Care
               Choices, Inc.), 6.875%, 12/1/23                                  $       379,432
-----------------------------------------------------------------------------------------------
                                                                                $       379,432
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.6%
$        400   Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19           $       422,920
         360   Bell Mountain Ranch, Metropolitan District,
               6.625%, 11/15/25                                                         366,368
         400   Black Hawk, Business Improvement District, 6.50%, 12/1/11                392,096
         500   Cottonwood, Water and Sanitation District, 7.75%, 12/1/20                526,620
-----------------------------------------------------------------------------------------------
                                                                                $     1,708,004
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%
$        400   Eagle County, (Eagle County Airport Terminal), (AMT),
               7.50%, 5/1/21                                                    $       407,020
-----------------------------------------------------------------------------------------------
                                                                                $       407,020
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.4%
$      1,000   Colorado Water Resources, Power Development Authority,
               5.00%, 9/1/21                                                    $     1,033,750
-----------------------------------------------------------------------------------------------
                                                                                $     1,033,750
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
   (IDENTIFIED COST $28,372,313)                                                $    29,494,354
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                          $       844,391
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $    30,338,745
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 14.6% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $728,556 or 2.4% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                              $      62,978,141   $       28,372,313   $         124,316,511   $       59,620,729
   Unrealized appreciation                              2,891,466            1,122,041               6,681,701            5,597,722
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                           $      65,869,607   $       29,494,354   $         130,998,212   $       65,218,451
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                            $       1,305,244   $          588,264   $             719,843   $            4,872
Receivable for investments sold                                --                   --                      --            1,047,672
Interest receivable                                       493,042              353,011               1,485,837              743,326
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    $      67,667,893   $       30,435,629   $         133,203,892   $       67,014,321
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased               $       1,801,916   $               --   $                  --   $        1,025,489
Payable for daily variation margin on open
   financial futures contracts                            155,000               68,750                 238,924              134,640
Demand note payable                                            --                   --                      --              100,000
Accrued expenses                                           31,069               28,134                  36,755               31,917
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                               $       1,987,985   $           96,884   $             275,679   $        1,292,046
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                 $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
   withdrawals                                  $      63,254,748   $       29,212,094   $         126,237,964   $       60,119,568
Net unrealized appreciation (computed on the
   basis of identified cost)                            2,425,160            1,126,651               6,690,249            5,602,707
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                           $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                                                       $  42,218,857   $  224,838,919   $  199,718,118
   Unrealized appreciation                                                   1,443,213       13,476,516        8,860,167
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                    $  43,662,070   $  238,315,435   $  208,578,285
------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $     630,841   $    1,848,619   $       16,437
Receivable for investments sold                                                     --               --            5,000
Interest receivable                                                            552,795        3,199,203        2,653,725
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  44,845,706   $  243,363,257   $  211,253,447
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $          --   $    1,289,708   $           --
Payable for daily variation margin on open financial futures contracts         150,000        1,000,000          518,750
Demand note payable                                                                 --               --        1,600,000
Due to bank                                                                         --               --          100,000
Accrued expenses                                                                28,782           56,335           54,876
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     178,782   $    2,346,043   $    2,273,626
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                  $  43,546,721   $  229,694,098   $  201,673,779
Net unrealized appreciation (computed on the basis of identified cost)       1,120,203       11,323,116        7,306,042
------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                        $       3,981,747   $        1,863,372   $           7,614,645   $        3,917,969
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                         $       3,981,747   $        1,863,372   $           7,614,645   $        3,917,969
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                          $         226,487   $           74,126   $             564,755   $          230,444
Trustees fees and expenses                                  6,542                1,621                   8,639                6,549
Legal and accounting services                              26,543               25,835                  32,606               26,603
Custodian fee                                              42,517               26,759                  81,930               44,111
Miscellaneous                                               9,390                7,404                  14,347                9,839
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                  $         311,479   $          135,745   $             702,277   $          317,546
-----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                   $           2,564   $            1,265   $               4,438   $            3,431
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                        $           2,564   $            1,265   $               4,438   $            3,431
-----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                    $         308,915   $          134,480   $             697,839   $          314,115
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                           $       3,672,832   $        1,728,892   $           6,916,806   $        3,603,854
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $         304,876   $          343,961   $           1,075,086   $        1,834,109
   Financial futures contracts                            625,446             (409,376)             (1,303,523)            (772,114)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                        $         930,322   $          (65,415)  $            (228,437)  $        1,061,995
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $       1,159,595   $          840,581   $           1,483,087   $         (297,209)
   Financial futures contracts                         (1,461,387)            (116,077)               (255,309)            (184,867)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $        (301,792)  $          724,504   $           1,227,778   $         (482,076)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                $         628,530   $          659,089   $             999,341   $          579,919
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $       4,301,362   $        2,387,981   $           7,916,147   $        4,183,773
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                 $   2,643,410   $   14,730,191   $   13,293,273
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $   2,643,410   $   14,730,191   $   13,293,273
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $     131,783   $    1,118,328   $      957,324
Trustees fees and expenses                                                       4,405           14,185           13,032
Legal and accounting services                                                   26,981           63,811           51,824
Custodian fee                                                                   33,028          137,809          117,122
Miscellaneous                                                                    8,422           24,435           18,753
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     204,619   $    1,358,568   $    1,158,055
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $       1,019   $        5,239   $        8,178
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $       1,019   $        5,239   $        8,178
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                             $     203,600   $    1,353,329   $    1,149,877
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $   2,439,810   $   13,376,862   $   12,143,396
------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     297,818   $    1,378,645   $      593,897
   Financial futures contracts                                                 873,478        3,278,495        1,963,740
   Interest rate swap contracts                                                 24,623               --               --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $   1,195,919   $    4,657,140   $    2,557,637
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     689,995   $    5,520,075   $    3,418,217
   Financial futures contracts                                              (1,590,002)      (7,836,529)      (4,803,752)
   Interest rate swap contracts                                                (57,836)              --               --
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (957,843)  $   (2,316,454)  $   (1,385,535)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     238,076   $    2,340,686   $    1,172,102
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   2,677,886   $   15,717,548   $   13,315,498
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $       3,672,832   $        1,728,892   $           6,916,806   $        3,603,854
   Net realized gain (loss) from investments
      and financial futures contracts
      transactions                                        930,322              (65,415)               (228,437)           1,061,995
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                        (301,792)             724,504               1,227,778             (482,076)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       4,301,362   $        2,387,981   $           7,916,147   $        4,183,773
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      43,047,695   $       16,113,250   $          88,200,374   $       56,158,015
   Withdrawals                                        (50,440,391)         (25,211,650)           (111,555,797)         (65,726,019)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      (7,392,696)  $       (9,098,400)  $         (23,355,423)  $       (9,568,004)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                      $      (3,091,334)  $       (6,710,419)  $         (15,439,276)  $       (5,384,231)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                  $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                 $   2,439,810   $   13,376,862   $   12,143,396
   Net realized gain from investments, financial futures contracts and
      interest rate swap contracts transactions                              1,195,919        4,657,140        2,557,637
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest rate swap
      contracts                                                               (957,843)      (2,316,454)      (1,385,535)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   2,677,886   $   15,717,548   $   13,315,498
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $  25,878,233   $  157,599,787   $  159,800,719
   Withdrawals                                                             (34,305,333)    (193,285,738)    (186,135,265)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $  (8,427,100)  $  (35,685,951)  $  (26,334,546)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $  (5,749,214)  $  (19,968,403)  $  (13,019,048)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                     $  50,416,138   $  260,985,617   $  221,998,869
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2003

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $       3,721,947   $        1,918,218   $           7,426,305   $        3,955,790
   Net realized loss from investments and
      financial futures contracts transactions           (952,766)             (34,486)               (269,668)          (1,404,468)
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                        (403,955)            (850,031)             (2,440,714)             (33,131)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       2,365,226   $        1,033,701   $           4,715,923   $        2,518,191
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       8,544,425   $        5,459,235   $          16,650,520   $        5,031,989
   Withdrawals                                        (12,746,995)          (5,946,277)            (24,135,741)         (13,125,967)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      (4,202,570)  $         (487,042)  $          (7,485,221)  $       (8,093,978)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $      (1,837,344)  $          546,659   $          (2,769,298)  $       (5,575,787)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $      70,608,586   $       36,502,505   $         151,136,787   $       76,682,293
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                  $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                 $   2,667,445   $   14,487,704   $   12,765,366
   Net realized loss from investments, financial futures contracts and
      interest rate swap contracts transactions                             (1,571,290)      (8,343,479)      (9,422,517)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest rate swap
      contracts                                                                519,546        1,648,870        5,294,546
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   1,615,701   $    7,793,095   $    8,637,395
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $   7,065,967   $   26,429,810   $   20,423,743
   Withdrawals                                                              (9,872,835)     (41,003,267)     (34,240,997)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $  (2,806,868)  $  (14,573,457)  $  (13,817,254)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $  (1,191,167)  $   (6,780,362)  $   (5,179,859)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                     $  51,607,305   $  267,765,979   $  227,178,728
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $  50,416,138   $  260,985,617   $  221,998,869
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                  ARIZONA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.46%         0.45%         0.44%         0.47%         0.52%
   Expenses after custodian fee reduction                       0.45%         0.44%         0.44%         0.45%         0.51%
   Net investment income                                        5.38%         5.21%         5.39%         5.73%         5.67%
Portfolio Turnover                                                10%            6%           27%           26%           25%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.50%         3.32%         6.08%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   65,680    $   68,771    $   70,609    $   71,927    $   73,624
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 COLORADO PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.40%         0.39%         0.41%         0.45%         0.39%
   Expenses after custodian fee reduction                       0.40%         0.37%         0.39%         0.41%         0.36%
   Net investment income                                        5.09%         5.11%         5.40%         5.47%         5.85%
Portfolio Turnover                                                 6%           21%           18%           18%           14%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.68%         2.81%         5.58%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   30,339    $   37,049    $   36,503    $   30,796    $   30,620
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                CONNECTICUT PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.49%         0.48%         0.50%         0.51%         0.50%
   Expenses after custodian fee reduction                       0.49%         0.48%         0.48%         0.48%         0.48%
   Net investment income                                        4.83%         4.84%         5.08%         5.31%         5.53%
Portfolio Turnover                                                15%           19%           22%           14%           20%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 5.66%         3.06%         5.23%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  132,928    $  148,367    $  151,137    $  138,999    $  133,137
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 MICHIGAN PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.46%         0.47%         0.45%         0.48%         0.52%
   Expenses after custodian fee reduction                       0.45%         0.46%         0.45%         0.47%         0.52%
   Net investment income                                        5.20%         5.25%         5.41%         5.48%         5.67%
Portfolio Turnover                                                16%           12%            7%            8%           30%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.12%         3.30%         5.65%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   65,722    $   71,107    $   76,682    $   81,102    $   85,576
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 MINNESOTA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.42%         0.43%         0.41%         0.47%         0.45%
   Expenses after custodian fee reduction                       0.42%         0.41%         0.39%         0.42%         0.43%
   Net investment income                                        5.04%         5.19%         5.76%         5.65%         5.81%
Portfolio Turnover                                                12%           15%           26%           17%           12%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 5.50%         3.20%         4.68%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   44,667    $   50,416    $   51,607    $   49,632    $   48,848
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 NEW JERSEY PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.53%         0.52%         0.52%         0.55%         0.54%
   Expenses after custodian fee reduction                       0.52%         0.52%         0.52%         0.54%         0.54%
   Net investment income                                        5.19%         5.36%         5.76%         5.76%         5.91%
Portfolio Turnover                                                15%           15%           26%           20%           26%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.18%         2.86%         5.55%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  241,017    $  260,986    $  267,766    $  258,202    $  248,400
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                PENNSYLVANIA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.53%         0.52%         0.54%         0.55%         0.58%
   Expenses after custodian fee reduction                       0.52%         0.52%         0.52%         0.51%         0.58%
   Net investment income                                        5.54%         5.60%         6.05%         5.97%         5.92%
Portfolio Turnover                                                14%           23%           15%           15%           18%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.23%         3.90%         5.96%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  208,980    $  221,999    $  227,179    $  230,213    $  237,692
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as nondiversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2004, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under the Portfolios' organizational documents, their officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations; provided, however, that to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolios. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                                        AMOUNT      EFFECTIVE RATE*
   ----------------------------------------------------------------------------
   Arizona                                       $    226,487              0.33%
   Colorado                                            74,126              0.22%
   Connecticut                                        564,755              0.39%
   Michigan                                           230,444              0.33%
   Minnesota                                          131,783              0.27%
   New Jersey                                       1,118,328              0.43%
   Pennsylvania                                       957,324              0.44%

   * As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended July 31, 2004, the Arizona and New Jersey Portfolios engaged in sales transactions with other portfolios that also utilize BMR as an investment adviser. These sales transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to sales of $351,645 and $716,399, respectively.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2004 were as follows:

   ARIZONA PORTFOLIO
   Purchases                                                   $    6,383,676
   Sales                                                            8,021,908

   COLORADO PORTFOLIO
   Purchases                                                   $    2,005,510
   Sales                                                           10,176,540

   CONNECTICUT PORTFOLIO
   Purchases                                                   $   20,985,162
   Sales                                                           36,458,190

   MICHIGAN PORTFOLIO
   Purchases                                                   $   10,758,873
   Sales                                                           16,865,722

   MINNESOTA PORTFOLIO
   Purchases                                                   $    5,655,494
   Sales                                                           11,931,206

   NEW JERSEY PORTFOLIO
   Purchases                                                   $   37,412,246
   Sales                                                           64,011,100

   PENNSYLVANIA PORTFOLIO
   Purchases                                                   $   31,142,084
   Sales                                                           41,471,912

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2004, as computed on a federal income tax basis, are as follows:

   ARIZONA PORTFOLIO
   AGGREGATE COST                                              $   62,878,798
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    5,775,576
   Gross unrealized depreciation                                   (2,784,767)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    2,990,809
   --------------------------------------------------------------------------

   COLORADO PORTFOLIO
   AGGREGATE COST                                              $   28,361,339
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    1,441,227
   Gross unrealized depreciation                                     (308,212)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    1,133,015
   --------------------------------------------------------------------------

   CONNECTICUT PORTFOLIO
   AGGREGATE COST                                              $  124,187,404
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    7,194,992
   Gross unrealized depreciation                                     (384,184)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    6,810,808
   --------------------------------------------------------------------------

   MICHIGAN PORTFOLIO
   AGGREGATE COST                                              $   59,519,188
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    5,747,432
   Gross unrealized depreciation                                      (48,169)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    5,699,263
   --------------------------------------------------------------------------

   MINNESOTA PORTFOLIO
   AGGREGATE COST                                              $   42,152,487
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    2,051,513
   Gross unrealized depreciation                                     (541,930)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    1,509,583
   --------------------------------------------------------------------------

   NEW JERSEY PORTFOLIO
   AGGREGATE COST                                              $  224,597,221
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $   17,169,408
   Gross unrealized depreciation                                   (3,451,194)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $   13,718,214
   --------------------------------------------------------------------------

   PENNSYLVANIA PORTFOLIO
   AGGREGATE COST                                              $  199,512,297
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $   11,420,863
   Gross unrealized depreciation                                   (2,354,875)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    9,065,988
   --------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2004, the Michigan Portfolio and the Pennsylvania Portfolio had a balance outstanding pursuant to this line of credit of $100,000 and $1,600,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may, in its discretion, advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At July 31, 2004, the Pennsylvania Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $100,000.

7  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                                                                                                       NET UNREALIZED
                  EXPIRATION                                         AGGREGATE                          APPRECIATION
   PORTFOLIO      DATE         CONTRACTS                POSITION     FACE VALUE          VALUE         (DEPRECIATION)
   ------------------------------------------------------------------------------------------------------------------
   Arizona        9/04         124 U.S. Treasury Bond   Short      $  (12,952,819)   $  (13,419,125)   $     (466,306)
   Colorado       9/04         55 U.S. Treasury Bond    Short          (5,956,641)       (5,952,031)            4,610
   Connecticut    9/04         202 U.S. Treasury Bond   Short         (21,868,736)      (21,860,188)            8,548
   Michigan       9/04         114 U.S. Treasury Bond   Short         (12,341,922)      (12,336,937)            4,985
   Minnesota      9/04         120 U.S. Treasury Bond   Short         (12,663,240)      (12,986,250)         (323,010)
   New Jersey     9/04         800 U.S. Treasury Bond   Short         (84,421,600)      (86,575,000)       (2,153,400)
   Pennsylvania   9/04         415 U.S. Treasury Bond   Short         (43,356,656)      (44,910,781)       (1,554,125)

   At July 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

8  INTERESTHOLDER MEETING (UNAUDITED)

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders of each Portfolio other than Colorado Municipals Portfolio and Minnesota Municipals Portfolio voted to change the Portfolios' diversification status from diversified to non-diversified. The meeting with regard to Colorado Municipals Portfolio and Minnesota Municipals Portfolio was adjourned until March 19, 2004, at which time those Portfolios also passed the proposal to change their diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

                           ARIZONA     COLORADO     CONNECTICUT    MICHIGAN     MINNESOTA    NEW JERSEY    PENNSYLVANIA
                          PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
   --------------------------------------------------------------------------------------------------------------------
   Affirmative               86%          85%           85%           84%          84%          88%            88%
   Against                    9%           6%           10%           10%           7%           7%             8%
   Abstain                    5%           9%            5%            6%           9%           5%             4%

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2004 and 2003 and supplementary data for each of the years in the five year period ended July 31, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 20, 2004

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND         TRUST AND THE     LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes           Trustee and     Trustee and   Chairman, President and               196                Director of EVC
11/9/41                 Vice President  Vice President  Chief Executive Officer of
                                         of the Trust   BMR, EVC, EVM and EV;
                                        since 1985; of  Director of EV; Vice
                                        the Portfolios  President and Director of
                                          since 1992    EVD. Trustee and/or officer
                                                        of 196 registered investment
                                                        companies in the Eaton
                                                        Vance Fund Complex. Mr.
                                                        Hawkes is an interested
                                                        person because of his
                                                        positions with BMR, EVM,
                                                        EVC and EV, which are
                                                        affiliates of the Trust and
                                                        Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III        Trustee     Trustee of the  Jacob H. Schiff Professor             196            Director of Tiffany &
2/23/35                                  Trust since    of Investment Banking                               Co. (specialty retailer)
                                        1986; of the    Emeritus, Harvard                                        and Telect, Inc.
                                          Portfolios    University Graduate School                             (telecommunication
                                          since 1992    of Business Administration.                             services company)

William H. Park             Trustee       Since 2003    President and Chief                   193                     None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003    Professor of Law,                    193                      None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

Norton H. Reamer            Trustee     Trustee of the  President, Chief Executive           196                      None
9/21/35                                  Trust since    Officer and a Director of
                                         1985; of the   Asset Management Finance
                                         Portfolios     Corp. (a specialty finance
                                         since 1992     company serving the
                                                        investment management
                                                        industry) (since October
                                                        2003). President, Unicorn
                                                        Corporation ( an investment
                                                        and financial advisory
                                                        services company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory Director
                                                        of Berkshire Capital
                                                        Corporation (investment
                                                        banking firm) (2002-2003).
                                                        Formerly, Chairman of the
                                                        Board, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director UAM Funds (mutual
                                                        funds) (1980-2000).

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND         TRUST AND THE     LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout               Trustee       Since 1998    Professor of Law,                    196                      None
9/14/57                                                 University of California at
                                                        Los Angeles School of Law
                                                        (since July 2001).
                                                        Formerly, Professor of Law,
                                                        Georgetown University Law
                                                        Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                   TERM OF
                               WITH THE                   OFFICE AND
     NAME AND               TRUST AND THE                  LENGTH OF                      PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH               PORTFOLIOS                    SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                   Since 1993            Vice President of EVM and BMR. Officer of
8/20/43                                                                         126 registered investment companies managed by EVM
                                                                                or BMR.

William H. Ahern, Jr.   Vice President of the     Vice President of the Trust   Vice President of EVM and BMR. Officer of 75
7/28/59                    Trust, Colorado,       Since 2004; of Colorado and   registered investment companies managed by EVM or
                           Connecticut and       Connecticut Portfolios since   BMR.
                         Michigan Portfolios      1997; of Michigan Portfolio
                                                          since 2000

Craig R. Brandon            Vice President                Since 2004            Vice President of EVM and BMR. Officer of 40
12/21/66                     of the Trust                                       registered investment companies managed by EVM or
                                                                                BMR.

Cynthia J. Clemson      Vice President of the     Vice President of the Trust   Vice President of EVM and BMR. Officer of 60
3/2/63                    Trust, Arizona and        since 2004; of Arizona      registered investment companies managed by EVM or
                             Pennsylvania          Portfolio since 1995; of     BMR.
                              Portfolios            Pennsylvania Portfolio
                                                          since 2000

Robert B. MacIntosh         Vice President                Since 1993            Vice President of EVM and BMR. Officer of
1/22/57                                                                         126 registered investment companies managed by EVM
                                                                                or BMR.

Thomas M. Metzold           Vice President                Since 2004            Vice President of EVM and BMR. Officer of 40
8/3/58                       of the Trust                                       registered investment companies managed by EVM or
                                                                                BMR.


Alan R. Dynner                Secretary                   Since 1997            Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, EVM, EVD, EV and EVC. Officer of 196
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Kristin S. Anagnost     Treasurer of Colorado,           Since 2002(2)          Assistant Vice President of EVM and BMR. Officer
6/12/65                      Connecticut,                                       of 108 registered investment companies managed by
                            Minnesota and                                       EVM or BMR.
                        New Jersey Portfolios

Barbara E. Campbell     Treasurer of Arizona,            Since 2002(2)          Vice President of EVM and BMR. Officer of
6/19/57                      Michigan and                                       196 registered investment companies managed by EVM
                             Pennsylvania                                       or BMR.
                              Portfolios

James L. O'Connor       Treasurer of the Trust            Since 1989            Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                          117 registered investment companies managed by EVM
                                                                                or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended July 31, 2003, and July 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                07/31/03     07/31/04
--------------------------------------------------------
Audit Fees                       $   15,643   $   17,139

Audit-Related Fees(1)            $        0   $        0

Tax Fees(2)                      $    3,800   $    4,100

All Other Fees(3)                $        0   $        0
                                 -----------------------

Total                            $   19,443   $   21,239
                                 =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, [$35,000] was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of management's assertion that Eaton Vance Management has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(cc) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                07/31/03     07/31/04
--------------------------------------------------------
Registrant                       $    3,800   $    4,100

Eaton Vance (1)                  $  303,874   $  390,295

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO MUNICIPALS PORTFOLIO


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: September 20, 2004


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 20, 2004